Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 26,799	$ 20,314	$ 7,123
Exchange variation (not taxable) or not deductible	26	265	5,162
Income before income taxes, equity results and noncontrolling interests after exchange variation	26,825	20,579	12,285
Tax at Brazilian composite rate	(9,121)	(6,997)	(4,177)
Tax benefit on interest attributed to stockholders	1,655	995	502
Difference on tax rates of foreign income	1,415	1,673	1,079
Tax incentives	704	642	148
Social contribution contingency payment	506
Reversal/Constitution of provisions for loss of tax loss carryfoward	(297)
Other non-taxable, income/non deductible expenses	(144)	(18)	348
Income taxes per consolidated statements of income	(5,282)	(3,705)	(2,100)
Brazil
Income taxes
Applicable statutory composite enacted tax rate (as a percent)	34.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	21,267	16,586	10,024
Income before income taxes, equity results and noncontrolling interests after exchange variation	21,267	16,586	10,024
Tax at Brazilian composite rate	(7,231)	(5,639)	(3,408)
Tax benefit on interest attributed to stockholders	1,655	995	502
Tax incentives	704	642	148
Social contribution contingency payment	506
Reversal/Constitution of provisions for loss of tax loss carryfoward	129
Other non-taxable, income/non deductible expenses	48	13	100
Income taxes per consolidated statements of income	(4,189)	(3,989)	(2,658)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	5,532	3,728	(2,901)
Exchange variation (not taxable) or not deductible	26	265	5,162
Income before income taxes, equity results and noncontrolling interests after exchange variation	5,558	3,993	2,261
Tax at Brazilian composite rate	(1,890)	(1,358)	(769)
Difference on tax rates of foreign income	1,415	1,673	1,079
Reversal/Constitution of provisions for loss of tax loss carryfoward	(426)
Other non-taxable, income/non deductible expenses	(192)	(31)	248
Income taxes per consolidated statements of income	$ (1,093)	$ 284	$ 558